SHARED BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2019
SHARE BASED COMPENSATION
Schedule of restricted shares' activities

Number of shares
Unvested at December 31, 2017	137,760,417
Vested	(71,875,000)
Unvested at December 31, 2018	65,885,417
Vested	(65,885,417)
Unvested at December 31, 2019	—

restricted shares' activities

			Weighted
		Weighted	remaining	Aggregate
	Number of	average	contractual	intrinsic
	shares	exercise price	years	value
		US$		US$
Outstanding as of December 31, 2018	55,809,066	0.0500
Granted	150,015,148	0.0500
Repurchased	(1,922,700)	0.0500
Forfeited	(27,298,600)	0.0500
Outstanding as of December 31, 2019	176,602,914	0.0500	8.12	229,584
Vested and expected to vest as of December 31, 2019	174,531,664	0.0500	8.12	226,891
Exercisable as of December 31, 2019	—	0.0500	—	—

Schedule of fair value of the options granted is estimated on the dates of grant

Grant date:	2017	2018	2019
Risk‑free rate of return	2.30% ~ 2.37%	2.85% ~ 3.01%	1.60% ~ 5.00%
Volatility	50.7% ~ 52.0%	41.1% ~ 50.2%	39.5% ~ 42.5%
Expected dividend yield	0%	0%	0%
Exercise multiple	2.2 ~ 2.8	2.2 ~ 2.8	2.2 ~ 2.8
Fair value of underlying ordinary share	US$0.0231 ~ 0.1164	US$0.2479 ~ 0.9466	US$1.3471 ~ 1.3519
Expected term	10	10	10